Net Loss per Share - Computation Of Basic And Diluted Net Loss Per Share Attributable To Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss – basic and diluted	$ (4,126)	$ (44,272)	$ (40,501)	$ (130,722)	$ (190,418)	$ (168,710)
Denominator:
Weighted-average common shares outstanding – basic	115,399,516	113,894,188	115,073,622	100,683,322	104,057,220	76,654,856
Weighted-average common shares outstanding – diluted	115,399,516	113,894,188	115,073,622	100,683,322	104,057,220	76,654,856
Net loss per share – basic	$ (0.04)	$ (0.39)	$ (0.35)	$ (1.3)	$ (1.83)	$ (2.2)
Net loss per share – diluted	$ (0.04)	$ (0.39)	$ (0.35)	$ (1.3)	$ (1.83)	$ (2.2)